Commitments and Contingencies - Additional Information (Detail)			6 Months Ended	12 Months Ended
	Jun. 01, 2017 USD ($) Stage	Mar. 15, 2017 USD ($) Stage	Jun. 30, 2017 USD ($) Agreement acre ft	Dec. 31, 2016 USD ($) MMBTU	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Quantities Transporter per day | MMBTU				40,000
Average annual lease payment between July 2014 and May 2021				$ 1,200,000
Compressor and equipment rental agreement latest expiration date				Mar. 31, 2017
Accrued liability for existing and potential claims			$ 0	$ 0
Environmental obligations recognized			0	0
Restricted cash			$ 752,000	886,000	$ 551,000
Interruptible water availability agreement, start date			Feb. 01, 2017
Interruptible water availability agreement, end date			Dec. 31, 2021
Compressor and Equipment [Member]
Commitments And Contingencies [Line Items]
Rent Expense				600,000	1,000,000	$ 700,000
General and Administrative
Commitments And Contingencies [Line Items]
Rent Expense				900,000	$ 800,000	$ 400,000
Maximum
Commitments And Contingencies [Line Items]
Daily transportation fees				0.30
Dedicated Fracturing Fleet Services Agreements
Commitments And Contingencies [Line Items]
Number of agreements entered for completion of wells and drilling operations | Agreement			2
Fixed monthly service fee for cost of equipment and personnel	$ 2,800,000	$ 2,700,000
Additional term of agreement for completion of wells and drilling operations	12 months	12 months
Term of agreement for completion of wells and drilling operations	23 months	20 months
Minimum number of stages to be completed for milestone payments | Stage	115	360
Percentage of amount payable in excess of chemicals and fuel cost	10.00%	10.00%
Early termination fee, description			approximately $1.4 million times the number of months remaining under the initial term of the contract would be payable on the termination date.
Early termination fee, approximate multiplier to number of months remaining under initial contract term	$ 1,400,000	$ 1,400,000
Interruptible Water Availability Agreement
Commitments And Contingencies [Line Items]
Aggregate of acre-feet of water per year | acre ft			6,978
Agreement payment			$ 400,000
Certificates of Deposits
Commitments And Contingencies [Line Items]
Restricted cash			$ 800,000	$ 900,000